Lease Liabilities - Summary of Supplemental Cash Flow Information Related To Operating Leases (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Leases [Abstract]
Operating cash flows from operating leases	$ 14,575	$ 12,508
Right-of-use assets obtained in exchange for operating lease obligations	$ 2,023	$ 16,099